Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Schedule of Movement of Contract Liabilities

The movement of contract liabilities is as follow:

	As of March 31,
	2026	2025
Third parties
Balance at beginning of the year	$-	$-
Increase in contract liabilities as a result of billings in advance of performance obligation	67,001	-
Balance at end of the year	$67,001	$-

Related party
Balance at beginning of the year	$-	$-
Increase in contract liabilities as a result of billings in advance of performance obligation	90,479	-
Balance at end of the year	$90,479	$-